Condensed Consolidated Statement of Comprehensive (Loss) /Income (Unaudited) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Statement of Comprehensive Income [Abstract]
Revenue	$ 439,924	$ 402,338	$ 857,662	$ 790,187
Cost of services (excluding depreciation and amortization)	183,825	166,614	354,198	325,553
Selling, general and administrative	150,059	133,600	294,867	261,911
Depreciation and amortization	68,630	66,425	136,940	129,972
Impairment expense on goodwill and intangible assets	23	193	676	275
Restructuring and other costs	728	1,340	1,180	3,330
Loss on disposal of subsidiaries and other assets, net	144	0	321	0
Operating income	36,515	34,166	69,480	69,146
Other income, net	4,397	7,376	16,752	9,923
Interest expense, net	(37,135)	(36,762)	(72,100)	(74,218)
Income before taxes	3,777	4,780	14,132	4,851
Income tax expense	5,207	6,545	12,506	10,424
Net (loss) / income	$ (1,430)	$ (1,765)	$ 1,626	$ (5,573)
Net (loss) / income per share - basic	$ (0.02)	$ (0.03)	$ 0.03	$ (0.09)
Net (loss) / income per share - diluted	$ (0.02)	$ (0.03)	$ 0.03	$ (0.09)
Net (loss) / income	$ (1,430)	$ (1,765)	$ 1,626	$ (5,573)
(Loss) / gain on foreign currency translation	(6,055)	8,204	(13,667)	10,378
Total comprehensive (loss) / income	$ (7,485)	$ 6,439	$ (12,041)	$ 4,805